Filed pursuant to Rule 497(e)
Registration Nos. 333-171360; 811-22509

LoCorr Market Trend Fund
A series of LoCorr Investment Trust

Class A: LOTAX
Class C: LOTCX
Class I: LOTIX

Supplement dated May 23, 2016 to the Prospectus dated May 1, 2016.

This supplement is being filed to correct information regarding historical performance in the Prospectus for the LoCorr Market Trend Fund.

In the section entitled “Performance” of the Prospectus, the following replaces the previously disclosed information for the LoCorr Market Trend Fund’s “Highest Quarterly Return” performance:

Highest Quarterly Return:	Q1 2015	10.48%

*   *   *   *   *

You should read this Supplement in conjunction with the Prospectus dated May 1, 2016.  The Prospectus provides information that you should know about the Fund before investing and has been filed with the Securities and Exchange Commission.  The Prospectus is available upon request and without charge by calling the Fund toll-free at 1-855-523-8637.

Please retain this Supplement for future reference.